Description of Plan - Schedule of Profit-sharing Contributions (Details) - EBP 001	Dec. 31, 2016
Prior to December 31, 2017 | Less Than 1
EBP, Description of Plan [Line Items]
Percentage vested	0.00%
Prior to December 31, 2017 | 1 But Less Than 2
EBP, Description of Plan [Line Items]
Percentage vested	20.00%
Prior to December 31, 2017 | 2 But Less Than 3
EBP, Description of Plan [Line Items]
Percentage vested	40.00%
Prior to December 31, 2017 | 3 But Less Than 4
EBP, Description of Plan [Line Items]
Percentage vested	60.00%
Prior to December 31, 2017 | 4 But Less Than 5
EBP, Description of Plan [Line Items]
Percentage vested	80.00%
Prior to December 31, 2017 | 5 or More
EBP, Description of Plan [Line Items]
Percentage vested	100.00%
After December 31, 2017 | Less Than 1
EBP, Description of Plan [Line Items]
Percentage vested	0.00%
After December 31, 2017 | 1 But Less Than 2
EBP, Description of Plan [Line Items]
Percentage vested	20.00%
After December 31, 2017 | 2 But Less Than 3
EBP, Description of Plan [Line Items]
Percentage vested	40.00%
After December 31, 2017 | 3 or More
EBP, Description of Plan [Line Items]
Percentage vested	100.00%